Accounts Receivable	12 Months Ended
Mar. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable

5. Accounts Receivable

Accounts receivable at March 31, 2011 and 2010 consisted of the following (in thousands):

	March 31,
	2011	2010
Accounts receivable (billed)	$12,912	$47,751
Accounts receivable (unbilled)	5,004	10,305
Less: Allowance for doubtful accounts	(683)	(766)
Accounts receivable, net	$17,233	$57,290

     The overall reduction in accounts receivable as of March 31, 2011 reflects the effects of cash basis accounting for certain of the Company's customers in China.

     The Company recorded net long-term receivables of $14.1 million in the fiscal year ended March 31, 2010 that were classified within other assets and long-term deferred revenue on the consolidated balance sheet. During the fiscal year ended March 31, 2011, the Company reversed amounts previously classified as net long-term receivables and the associated long-term deferred revenue as these fees were no longer deemed to be fixed or determinable.